SEGALL BRYANT & HAMILL TRUST

Segall Bryant & Hamill Small Cap Value Fund

Segall Bryant & Hamill Small Cap Growth Fund

Segall Bryant & Hamill Small Cap Core Fund

Segall Bryant & Hamill All Cap Fund

Segall Bryant & Hamill Emerging Markets Fund

Segall Bryant & Hamill International Small Cap Fund

Segall Bryant & Hamill International Equity Fund

Segall Bryant & Hamill Global All Cap Fund

Segall Bryant & Hamill Short Term Plus Fund

Segall Bryant & Hamill Plus Bond Fund

Segall Bryant & Hamill Quality High Yield Fund

Segall Bryant & Hamill Municipal Opportunities Fund

Segall Bryant & Hamill Colorado Tax Free Fund

Barrett Growth Fund

Barrett Opportunity Fund

(the “Funds”)

Supplement dated October 29, 2025 to the

Statement of Additional Information (“SAI”),

dated April 30, 2025, as supplemented

This supplement provides new and additional information beyond that which is contained in the SAI and should be read in conjunction with the SAI for each Fund.

Effective after the close of business on October 15, 2025, Lloyd “Chip” Voneiff no longer serves as a Trustee of the Trust. Accordingly, all references in the SAI to Mr. Voneiff are deleted in their entirety.

Effective as of October 27, 2025, the second and third paragraphs of the “Standing Board Committees” section on page 55 of the SAI are deleted and replaced as follows:

“The Investment Review Committee is responsible for reviewing, in an oversight capacity, the investment activities of the Funds. The Investment Review Committee is comprised of Messrs. Abood (Chairperson), DeTore, and Pederson. The Investment Review Committee met four times during the fiscal year ended December 31, 2024.

The Audit Committee annually considers such matters pertaining to the Trust’s books of account, financial records, internal accounting controls and changes in accounting principles or practices as the Trustees may from time to time determine. The Committee considers the engagement and compensation of the Independent Public Accounting Firm. The Committee ensures receipt from the Independent Public Accounting Firm of a formal

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written statement delineating relationships between the Independent Public Accounting Firm and the Trust, consistent with applicable auditing standards. The Committee also meets with the Independent Public Accounting Firm at least once each year outside the presence of management representatives to review the scope and results of the audit and typically meets quarterly or otherwise as requested by the Committee’s Chairperson or the Independent Public Accounting Firm. This Committee is also responsible for receiving reports of evidence of Material Violations, as defined under the committee guidelines, determining whether an investigation is necessary with respect to any such report and, if deemed necessary or appropriate, investigating and recommending an appropriate response thereto. The Audit Committee comprises Ms. Burns (Chairperson), Ms. Teague, and Mr. Smith. The Audit Committee met four times during the fiscal year ended December 31, 2024.”

Please retain this supplement with your Statement of Additional Information.

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SEGALL BRYANT & HAMILL TRUST

Segall Bryant & Hamill Select Equity ETF

(the “Fund”)

Supplement dated October 29, 2025 to the

Statement of Additional Information (“SAI”),

dated April 30, 2025, as supplemented

This supplement provides new and additional information beyond that which is contained in the SAI and should be read in conjunction with the SAI for the Fund.

Effective after the close of business on October 15, 2025, Lloyd “Chip” Voneiff no longer serves as a Trustee of the Trust. Accordingly, all references in the SAI to Mr. Voneiff are deleted in their entirety.

Effective as of October 27, 2025, the second and third paragraphs of the “Standing Board Committees” section on page 44 of the SAI are deleted and replaced as follows:

“The Investment Review Committee is responsible for reviewing, in an oversight capacity, the investment activities of the Funds. The Investment Review Committee is comprised of Messrs. Abood (Chairperson), DeTore, and Pederson. The Investment Review Committee met four times during the fiscal year ended December 31, 2024.

The Audit Committee annually considers such matters pertaining to the Trust’s books of account, financial records, internal accounting controls and changes in accounting principles or practices as the Trustees may from time to time determine. The Committee considers the engagement and compensation of the Independent Public Accounting Firm. The Committee ensures receipt from the Independent Public Accounting Firm of a formal written statement delineating relationships between the Independent Public Accounting Firm and the Trust, consistent with applicable auditing standards. The Committee also meets with the Independent Public Accounting Firm at least once each year outside the presence of management representatives to review the scope and results of the audit and typically meets quarterly or otherwise as requested by the Committee’s Chairperson or the Independent Public Accounting Firm. This Committee is also responsible for receiving reports of evidence of Material Violations, as defined under the committee guidelines, determining whether an investigation is necessary with respect to any such report and, if deemed necessary or appropriate, investigating and recommending an appropriate response thereto. The Audit Committee comprises Ms. Burns (Chairperson), Ms. Teague, and Mr. Smith. The Audit Committee met four times during the fiscal year ended December 31, 2024.”

Please retain this supplement with your Statement of Additional Information.